Share-Based Payment Arrangements - Information on Employee Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Options (in Thousands)
Beginning balance (in shares) | shares	11,169	4,848	0
Options granted (in shares) | shares	5,304	6,430	4,874
Options forfeited (in shares) | shares	(3,700)	(74)	(25)
Options exercised (in shares) | shares	0	0	(1)
Options expired (in shares) | shares	(1,767)	(35)	0
Ending balance (in shares) | shares	11,006	11,169	4,848
Options exercisable, end of year (in shares) | shares	7,069	4,457	1,217
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 3.94	$ 5.20	$ 0
Weighted average exercise price (in U.S. dollars per share) | $ / shares	1.34	3.01	5.20
Options forfeited (in dollars per share) | $ / shares	3.01	4.78	5.20
Options exercised (in dollars per share) | $ / shares	0	0	5.20
Options expired (in dollars per share) | $ / shares	2.26	5.20	0
Ending balance (in dollars per share) | $ / shares	3.08	3.94	5.20
Options exercisable, end of year (in dollars per share) | $ / shares	$ 3.50	$ 4.18	$ 5.20